Revenue - Contract balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract assets	$ 7,034	$ 19,193
Contract liabilities	1,512	23
Contract Assets [Roll Forward]
Balance, beginning of year	19,193	10,673
Transferred to receivables from contract assets recognized at the beginning of the period	(16,516)	(10,276)
Decreases due to derecognition of unpriced contract modifications	(2,677)	0
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	6,909	14,892
Increases as a result of work completed, but not yet an unconditional right to consideration	125	5,736
Decreases due to effect of change in presentation of NL Partnership	0	(1,832)
Balance, end of year	7,034	19,193
Contract Liabilities [Roll Forward]
Balance, beginning of year	23	4,032
Revenue recognized that was included in the contract liability balance at the beginning of the period	(23)	(4,031)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,512	174
Decreases due to effect of change in presentation of NL Partnership	0	(152)
Balance, end of year	1,512	23
Performance Obligation
Revenue recognized	$ 1,403	$ 1,857